RELATED PARTIES TRANSACTIONS	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
RELATED PARTIES TRANSACTIONS

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed. Details of transactions between the Company and other related parties, in addition to those transactions disclosed elsewhere in these consolidated financial statements, are described below. All related party transactions were in the ordinary course of business and were measured at their exchange amounts.

a) Related Party Balances

i) Management Fees Paid in Advance to a Company Controlled by Director and Officer

As at September 30, 2018, the Company had $96,902 (December 31, 2017 - $55,573) in prepaid management fees to a company controlled by a Director and Officer of the Company.

b) Compensation of Key Management Personnel

The Company incurred management fees for services provided by key management personnel for the three and nine months ended September 30, 2018 and 2017 as described below.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
	$	$	$	$

Management Fees	30,000	15,000	90,000	45,000